RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Investments in debt securities at FVTPL (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 274,682,875	$ 343,332,362
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	15,370,870	14,259,498
Investment securities at fair value [member]
Disclosure of financial assets [line items]
Financial assets	23,939,915	$ 38,900,001
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets	1,378
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	1,378
Corporate | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,378